Income tax expense	12 Months Ended
Jun. 30, 2022
Income tax expense [Abstract]
Income tax expense
Note 9.  Income tax expense
	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)	Year ended 30 June 2020 (restated*)
	US$’000	US$’000	US$’000

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(417,046)	(59,151)	(2,142)

Tax at the statutory tax rate of 30% (2021: 26%, 2020: 27.5%)	(125,114)	(15,379)	(589)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible/non-allowable items	128,643	16,061	58

	3,529	682	(531)
Current year tax losses not recognized	534	704	416
Recognition of previously unrecognized tax losses	(1,019)	(240)	-
Difference in overseas tax rates	203	(3)	(4)
Impact of future tax rate changes	-	94	16
Current year temporary differences not recognized	-	2	103
Prior year current tax under/(over) provision	(523)	-	-

Income tax expense	2,724	1,239	-

	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)	Year ended 30 June 2020 (restated*)
	US$’000	US$’000	US$’000

Income tax expense
Current tax	672	532	-
Deferred tax	2,052	707	-

Income tax expense	2,724	1,239	-

The Group’s statutory tax rate is determined by the parent entity’s statutory tax rate. Iris Energy Limited is the ultimate parent entity incorporated in Australia. For the years ended 30 June 2020 and 30 June 2021, Iris Energy Limited was considered a Base Rate Entity (‘BRE’) under Australian tax legislation with a statutory tax rate of 27.5% and 26% respectively. For the year ended 30 June 2022, the Group’s aggregated turnover exceeded the BRE threshold of $34,474,000 (A$50,000,000) and is therefore subject to a statutory tax rate of 30%.

Unrecognized deferred tax assets
	Consolidated
	30 June 2022	30 June 2021 (restated*)	30 June 2020 (restated*)
	US$’000	US$’000	US$’000

Available tax losses	19,268	7,239	4,065

Tax effect at the applicable tax rate for each jurisdiction	5,117	1,887	1,021

Deferred tax asset on tax losses recognized to the extent of taxable temporary differences	3,854	798	649
Deferred tax asset on losses not recognized	1,263	1,089	372

The total available tax losses above have not been recognized in the consolidated statement of financial position. These tax losses can only be utilized against availability of future available profits. These tax losses are not expected to expire.
Recognized deferred tax assets and liabilities on the consolidated statement of financial position
The following are the major deferred tax assets and liabilities recognised by the Group and movements thereon during the current and prior reporting period.

Deferred tax assets	Tax losses	Employee benefits	Property, plant and equipment	Unrealized foreign exchange losses	Capital raising costs	Other deferred tax assets	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000

As at 1 July 2020	-	-	-	-	-	-	-
Credit/(charge) to profit or loss	798	31	-	-	82	-	911
Credit direct to equity	-	-	-	-	-	-	-
As at 30 June 2021 (*restated)	798	31	-	-	82	-	911

Credit/(charge) to profit or loss	3,056	82	15	725	(260)	1,222	4,840
Credit direct to equity	-	-	-	-	4,805	-	4,805
	3,854	113	15	725	4,627	1,222	10,556
Offset against deferred tax liability							(8,321)
As at 30 June 2022							2,235

Deferred tax liabilities	Property, plant and equipment	Unrealized foreign exchange gains	Other deferred tax liabilities	Total
	US$'000	US$'000	US$'000	US$'000

As at 1 July 2020	-	-	-	-
Credit/(charge) to profit or loss	(798)	(820)	-	(1,618)
Credit direct to equity	-	-	-	-
As at 30 June 2021 (*restated)	(798)	(820)	-	(1,618)

Credit/(charge) to profit or loss	(3,894)	(2,651)	(347)	(6,892)
Credit direct to equity	-	-	-	-
	(4,692)	(3,471)	(347)	(8,510)
Offset against deferred tax asset				8,321
As at 30 June 2022				(189)

The deferred tax assets balance increased by $9,645,000 during the year ended 30 June 2022. $4,840,000 of this increase, has been recorded in the consolidated statement of profit or loss. The remaining movement of $4,805,000 is a deferred tax asset recognised on the IPO underwriting fees and associated capital raising costs which are recorded directly in equity.
The deferred tax liabilities balance increased by $6,892,000 during the year ended 30 June 2022. This movement has been recorded in the consolidated statement of profit or loss.
In accordance with the Group's income tax accounting policy (see note 2), the deferred tax assets and liabilities balances have been offset. The remaining net deferred tax assets and liabilities balances of $2,235,000 and $189,000 respectively have been recorded on the consolidated statement of financial position as at 30 June 2022.